Fair Value Measurements (as restated) - Level 3 Roll Forward (Q1) (Details) - Fair Value, Inputs, Level 3 $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (6,372)
Change in fair value	1,944
Balance at end of period	$ (4,428)